Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended		18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Dec. 31, 2015	Jun. 30, 2016	Dec. 31, 2025	Dec. 31, 2016	Jun. 30, 2017	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2025
C000252257 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust WCM Focused Global Growth Fund - Investor Class
Accumulated Value	$ 10,000	$ 10,385		$ 10,372	$ 12,079	$ 13,204	$ 13,752	$ 12,740	$ 16,144	$ 17,001	$ 18,401	$ 23,658	$ 25,458	$ 27,106	$ 18,554	$ 18,769	$ 21,927	$ 23,673	$ 27,465	$ 30,934	$ 35,621	$ 38,733
C000252256 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust WCM Focused Global Growth Fund - Institutional Class
Accumulated Value	10,000	10,391		10,379	12,088	13,235	13,798	12,817	16,262	17,143	18,574	23,921	25,770	27,468	18,824	19,070	22,304	24,114	28,021	31,597	36,447	39,689
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Accumulated Value	$ 10,000	$ 10,123		$ 10,786	$ 12,024	$ 13,372	$ 13,314	$ 12,113	$ 14,079	$ 15,335	$ 14,376	$ 17,827	$ 20,020	$ 21,131	$ 16,866	$ 17,250	$ 19,654	$ 21,080	$ 23,462	$ 24,766	$ 27,255	$ 30,302